Debt (Details Narrative) (fuboTV Inc. Pre-Merger) - Fubo TV Pre-Merger [Member] - USD ($) $ in Thousands		1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 19, 2020	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Jan. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018
Interest expense						$ 39
Issued and sold principal amount of convertible notes		$ 16,150	$ 16,150	$ 3,050	$ 3,050			$ 16,150	$ 3,050
Repaid amount		5,000				1,250	$ 5,000	5,000
Issuance of convertible notes derivatives								2,120	574
Debt issuance cost						11	$ 11	$ 43	$ 32
Loan maturity date								Apr. 06, 2023
2019 Convertible Notes [Member]
Interest rate								4.00%
Issued and sold principal amount of convertible notes		16,150	$ 16,150
Repaid amount		$ 5,000
Term Loan [Member]
Senior secured term loan						$ 23,632
Debt issuance cost								$ 172
Term Loan [Member] | AMC Networks Ventures, LLC [MEmber]
Senior secured term loan										$ 25,000
Term Loan [Member] | AMC Networks Ventures, LLC [MEmber] | LIBOR [MEmber]
Interest rate										5.25%
Signing Date Loan Agreement [Member]
Aggregate principal amount	$ 10,000
Interest rate	11.00%